UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $154,598 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     5068   348827 SH       SOLE                   348827
ARCH CAP GROUP LTD             ORD              G0450A105     8052   119100 SH       SOLE                   119100
BLOCKBUSTER INC                CL B             093679207     1246   254200 SH       SOLE                   254200
BLOCKBUSTER INC                CL A             093679108     1773   335200 SH       SOLE                   335200
BLOUNT INTL INC NEW            COM              095180105     3381   251200 SH       SOLE                   251200
CADENCE DESIGN SYSTEM INC      COM              127387108     5163   288300 SH       SOLE                   288300
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889     3869   114192 SH       SOLE                   114192
CROCS INC                      COM              227046109     1279    29600 SH       SOLE                    29600
CROCS INC                      COM              227046109        3      300 SH  PUT  SOLE                      300
DAIMLERCHRYSLER AG             ORD              D1668R123     5465    89000 SH       SOLE                    89000
DREW INDS INC                  COM NEW          26168L205     2786   107100 SH       SOLE                   107100
ELKCORP                        COM              287456107     2453    59700 SH       SOLE                    59700
GETTY IMAGES INC               COM              374276103     2484    58000 SH       SOLE                    58000
GLOBALSANTAFE CORP             SHS              G3930E101      153     2600 SH       SOLE                     2600
HANOVER COMPRESSOR CO          COM              410768105     9128   483200 SH       SOLE                   483200
INTUIT                         COM              461202103     8247   270300 SH       SOLE                   270300
ISHARES TR                     RUSSELL 2000     464287655      102      200 SH  PUT  SOLE                      200
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205     1458    53500 SH       SOLE                    53500
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    11520   156800 SH       SOLE                   156800
LAIDLAW INTL INC               COM              50730R102      803    26400 SH       SOLE                    26400
LONE STAR TECHNOLOGIES INC     COM              542312103     2387    49300 SH       SOLE                    49300
MBIA INC                       COM              55262C100     6597    90300 SH       SOLE                    90300
NASDAQ 100 TR                  UNIT SER 1       631100104       80      500 SH  PUT  SOLE                      500
NAVTEQ CORP                    COM              63936L100     3329    95200 SH       SOLE                    95200
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     2374    17000 SH       SOLE                    17000
PALM HARBOR HOMES              COM              696639103     1460   104125 SH       SOLE                   104125
PARKER HANNIFIN CORP           COM              701094104     2552    33200 SH       SOLE                    33200
POLARIS INDS INC               COM              731068102     3161    67500 SH       SOLE                    67500
RAYTHEON CO                    COM NEW          755111507    10967    20770 SH       SOLE                    20770
RAYTHEON CO                    COM NEW          755111507        8      400 SH  PUT  SOLE                      400
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     2404    41000 SH       SOLE                    41000
SINA CORP                      ORD              G81477104     1728    60200 SH       SOLE                    60200
SOHU COM INC                   COM              83408W103     5093   212200 SH       SOLE                   212200
SOMANETICS CORP                COM NEW          834445405     4616   201817 SH       SOLE                   201817
SONUS NETWORKS INC             COM              835916107     9846  1494100 SH       SOLE                  1494100
SYNOPSYS INC                   COM              871607107     5600   209500 SH       SOLE                   209500
TIME WARNER INC                COM              887317105     9217   423200 SH       SOLE                   423200
UNIVERSAL COMPRESSION HLDGS    COM              913431102      807    13000 SH       SOLE                    13000
VALMONT INDS INC               COM              920253101     1848    33300 SH       SOLE                    33300
WELLPOINT INC                  COM              94973V107     6091    77400 SH       SOLE                    77400